Other comprehensive income - Amounts recorded within "Total other comprehensive income (loss)" (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustments, before tax:
Foreign currency translation adjustments, before tax	$ (641)	$ 911	$ (469)
Gain on liquidation of foreign subsidiary, before tax	31
Changes attributable to divestments, before tax	12	12	7
Foreign currency translation adjustments, before tax	(660)	923	(462)
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	(5)	1
Reclassification adjustments for net (gains) losses included in net income, before tax	1
Net change during the year	(4)	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(11)	(20)	(46)
Net actuarial gains (losses) arising during the year, before tax	(411)	(184)	38
Amortization of prior service cost (credit) included in net income, before tax	(19)	6	28
Amortization of net actuarial loss included in net income, before tax	91	90	85
Net losses from pension settlements included in net income, before tax	23	13	37
Changes attributable to divestments, before tax		8
Net change during the year	(327)	(87)	142
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	(51)	45	21
Reclassification adjustments for net (gains) losses included in net income, before tax	20	(26)	(7)
Changes attributable to divestments, before tax		(4)
Net change during the year	(31)	15	14
Total other comprehensive income (loss), before tax	(1,022)	852	(306)
Foreign currency translation adjustments, tax effect
Foreign currency translation adjustments, tax effect	14	1	(12)
Foreign currency translation adjustments, tax effect	14	1	(12)
Available-for-sale securities, tax effect
Net unrealized gains (losses) arising during the year, tax effect	1
Unrealized gains (losses) on available-for-sale securities, tax effect	1
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	4	4	6
Net actuarial gains (losses) arising during the year, tax effect	59	45	6
Amortization of prior service cost included in net income, tax effect	(5)		(2)
Amortization of net actuarial loss included in net income, tax effect	(22)	(27)	(23)
Net losses from pension settlements included in net income, tax effect	(4)	(4)	(11)
Changes attributable to divestments, tax effect		(2)
Net change during the year	32	16	(24)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	2	(7)	(5)
Reclassification adjustments for net (gains) losses included in net income, tax effect	1	4	1
Changes attributable to divestments, tax effect		1
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	3	(2)	(4)
Total other comprehensive income (loss), tax effect	50	15	(40)
Foreign currency translation adjustments, net of tax
Foreign currency translation adjustments	(627)	912	(481)
Gain on liquidation of foreign subsidiary	31
Changes attributable to divestments, net of tax	12	12	7
Foreign currency translation adjustments	(646)	924	(474)
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	(4)	1
Reclassification adjustments for net (gains) losses included in net income, net of tax	1
Unrealized gains (losses) on available-for-sale securities	(3)	1
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(7)	(16)	(40)
Net actuarial gains (losses) arising during the year, net of tax	(352)	(139)	44
Amortization of prior service cost included in net income, net of tax	(24)	6	26
Amortization of net actuarial loss included in net income, net of tax	69	63	62
Net losses from pension settlements included in net income	19	9	26
Changes attributable to divestments, net of tax		6
Net change, net of tax	(295)	(71)	118
Cash flow hedge derivatives, net of tax
Net gains (losses) arising during the year	(49)	38	16
Reclassification adjustments for net (gains) losses included in net income, net of tax	21	(22)	(6)
Changes attributable to divestments, net of tax		(3)
Unrealized gains (losses) of cash flow hedge derivatives	(28)	13	10
Total other comprehensive income (loss) income	$ (972)	$ 867	$ (346)